UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06180

Name of Fund: BlackRock Utilities & Telecommunications Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Utilities & Telecommunications Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Utilities and Telecommunications Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Services & Supplies — 0.8%
Tetra Tech, Inc. (a)	33,700	$820,595

Construction & Engineering — 0.2%
Bouygues	4,900	242,794

Diversified Telecommunication Services — 10.6%
AT&T Inc.	126,962	3,308,630
BCE, Inc.	32,500	978,250
Cable & Wireless Communications Plc	100,500	94,953
Cable & Wireless Worldwide	100,500	132,858
CenturyTel, Inc.	13,000	443,430
Deutsche Telekom AG	25,700	334,621
France Telecom SA	14,800	323,997
Qwest Communications International, Inc.	303,700	1,588,351
Swisscom AG	1,100	373,299
Telefonica SA	40,948	926,868
Verizon Communications, Inc.	69,300	2,002,077
Windstream Corp.	39,141	432,508

		10,939,842

Electric Utilities — 34.3%
American Electric Power Co., Inc.	106,000	3,635,800
CEZ AS	5,600	268,523
CPFL Energia SA - ADR	6,200	385,578
Cia Energetica de Minas Gerais - ADR	47,451	766,329
Cleco Corp.	13,500	369,900
DPL, Inc.	75,000	2,113,500
Duke Energy Corp.	126,132	2,116,495
E.ON AG	7,900	291,334
EDP - Energias do Brasil SA	33,200	635,064
Edison International	44,400	1,526,028
Electricite de France SA	9,200	493,064
Entergy Corp.	43,600	3,544,244
Exelon Corp.	24,600	1,072,314
FPL Group, Inc.	77,300	4,023,465
FirstEnergy Corp.	39,700	1,503,439
ITC Holdings Corp.	49,500	2,763,585
Iberdrola SA	113,000	896,774
NV Energy, Inc.	17,100	213,579
Northeast Utilities, Inc.	30,700	853,153
PPL Corp.	89,500	2,216,020
Pinnacle West Capital Corp.	9,900	369,666
Progress Energy, Inc.	20,600	822,352
The Southern Co.	106,700	3,687,552
Westar Energy, Inc.	30,100	713,069

		35,280,827

Gas Utilities — 5.1%
EQT Corp.	17,500	761,075
Energen Corp.	22,000	1,075,140
New Jersey Resources Corp.	20,400	769,692
Questar Corp.	44,400	2,128,980

Common Stocks	Shares	Value

Gas Utilities (concluded)
UGI Corp.	19,000	$522,310

		5,257,197

Independent Power Producers & Energy Traders — 7.7%
The AES Corp. (a)	62,900	725,866
AES Tiete SA (Preference Shares)	42,300	472,339
Calpine Corp. (a)	26,300	358,469
Constellation Energy Group, Inc.	72,800	2,573,480
International Power Plc	132,500	670,676
NRG Energy, Inc. (a)	129,400	3,127,598

		7,928,428

Internet Software & Services — 0.5%
Equinix, Inc. (a)	4,600	462,990

Media — 0.8%
Comcast Corp., Special, Class A	43,100	812,435

Multi-Utilities — 18.1%
CMS Energy Corp.	96,600	1,570,716
CenterPoint Energy, Inc.	54,100	776,876
Centrica Plc	113,000	507,579
Consolidated Edison, Inc.	31,600	1,428,320
DTE Energy Co.	9,000	433,530
Dominion Resources, Inc.	94,174	3,936,473
NSTAR	26,200	958,920
PG&E Corp.	54,500	2,387,100
Public Service Enterprise Group, Inc.	89,800	2,885,274
RWE AG	4,500	370,162
Sempra Energy	24,900	1,224,582
United Utilities Group Plc	61,400	502,456
Wisconsin Energy Corp.	19,100	1,002,941
Xcel Energy, Inc.	30,000	652,500

		18,637,429

Oil & Gas Exploration & Production — 3.1%
Cabot Oil & Gas Corp., Class A	12,000	433,560
Devon Energy Corp.	10,000	673,300
EOG Resources, Inc.	8,400	941,808
Range Resources Corp.	8,200	391,632
Southwestern Energy Co. (a)	17,600	698,368

		3,138,668

Oil, Gas & Consumable Fuels — 1.8%
PetroHawk Energy Corp. (a)	16,600	358,394
Spectra Energy Corp.	50,116	1,169,708
Talisman Energy, Inc.	19,500	332,280

		1,860,382

Utilities — 1.1%
Williams Cos., Inc.	46,900	1,107,309

Water Utilities — 2.1%
American States Water Co.	3,400	126,888

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock Utilities and Telecommunications Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Water Utilities (concluded)
American Water Works Co, Inc.	42,000	$914,760
Aqua America, Inc.	31,500	577,395
California Water Service Group	14,200	549,966
Cia Saneamento (Preference Shares) (a)(b)	314	—

		2,169,009

Wireless Telecommunication Services — 7.9%
America Movil, SA de CV - ADR	24,000	1,235,520
American Tower Corp., Class A (a)	14,200	579,502
Cellcom Israel Ltd.	18,000	545,400
Crown Castle International Corp. (a)	17,500	662,375
Millicom International Cellular SA	8,000	706,240
NII Holdings, Inc. (a)	9,600	407,232
Rogers Communications, Inc., Class B	16,000	570,349
SBA Communications Corp., Class A (a)	37,700	1,333,449
Sprint Nextel Corp. (a)	99,200	421,600
Vivo Participacoes SA - ADR	13,200	349,404
Vodafone Group Plc - ADR	58,812	1,305,626

		8,116,697

Total Long-Term Investments (Cost – $72,733,956) – 94.1%		96,774,602

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.15% (c)(d)	6,151,609	6,151,609

Total Short-Term Securities (Cost – $6,151,609) – 6.0%		6,151,609

Total Investments (Cost – $78,885,565*) – 100.1%		102,926,211
Liabilities in Excess of Other Assets – (0.1)%		(134,617)

Net Assets – 100.0%		$102,791,594

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$79,083,184

Gross unrealized appreciation	$24,586,011
Gross unrealized depreciation	(742,984)

Net unrealized appreciation	$23,843,027

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	—	6,151,609	6,151,609	$4,260

BlackRock Liquidity Funds, TempFund, Institutional Class	6,841,531	(6,841,531)	—	—

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.	APRIL 30, 2010

Schedule of Investments (concluded)	BlackRock Utilities and Telecommunications Fund, Inc.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term
Investments
Common Stocks:
Commercial Services & Supplies	$820,595	—	—	820,595
Construction & Engineering	—	$242,794	—	242,794
Diversified Telecommunication Services	9,315,678	1,624,164	—	10,939,842
Electric Utilities	33,331,132	1,949,695	—	35,280,827
Gas Utilities	5,257,197	—	—	5,257,197
Independent Power Producers & Energy Traders	7,257,752	670,676	—	7,928,428
Internet Software & Services	462,990	—	—	462,990
Media	812,435	—	—	812,435
Multi-Utilities	17,257,232	1,380,197	—	18,637,429
Oil & Gas Exploration & Production	3,138,668	—	—	3,138,668
Oil, Gas & Consumable Fuels	1,860,382	—	—	1,860,382
Utilities	1,107,309	—	—	1,107,309
Water Utilities	2,169,009	—	—	2,169,009
Wireless Telecommunication Services	8,116,697	—	—	8,116,697
Short-Term Securities	6,151,609	—	—	6,151,609

Total	$97,058,685	$5,867,526	—	$102,926,211

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Securities

Common Stocks

Balance, as of July 31, 2009	$21,003
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)[1]	(21,003)
Purchases	—
Sales	—
Transfers in	—
Transfers out	—

Balance, as of April 30, 2010	—

[1]	The change in unrealized appreciation/depreciation on securities still held at April 30, 2010 was $(21,003).

BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.	APRIL 30, 2010	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utilities & Telecommunications Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: June 28, 2010